UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Courtney R. Taylor

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 84.91%
	Principal amount	Value
Alabama 1.19%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$ 1,714
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	1,987
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	2,315	2,683
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	1,000	1,038
Public School and College Auth., Capital Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,097
		9,519
Alaska 0.12%

Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	875	934
Arizona 1.39%

Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,104
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	581
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,627
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,241
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,270
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,288
		11,111
California 8.98%

Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-C-1, 1.02% 2045 (put 2023)[1]	6,600	6,556
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2007-E-3, 0.82% 2047 (put 2019)[1]	3,000	2,999
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,260
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,464
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2019	2,000	2,316
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 4.00% 2018	450	486
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	601
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,008
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2017	500	570
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,056
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,600
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,309
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,781
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2012-B-1, 0.42% 2047 (put 2015)[1]	530	530
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-1, 0.40% 2047 (put 2016)[1]	2,000	2,000
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014
(escrowed to maturity)	1,000	1,002
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 3.00% 2015	$1,000	$ 1,035
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,190
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2013-A, 5.00% 2018	3,000	3,510
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds,
Series 2012-B-2, 0.47% 2027 (put 2015)[1]	2,000	2,003
Municipal Fin. Auth., Multi-family Housing Rev. Bonds (Meadowbrook Apartments),
Series 2013-A, 0.50% 2015	2,500	2,503
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 4.00% 2018	2,500	2,749
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2017	2,510	2,817
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2018	1,085	1,233
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2019	1,000	1,149
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,641
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2017	1,000	1,126
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2017	600	685
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2018	650	756
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp.,
Los Angeles International Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,153
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp.,
Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2018	310	351
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp.,
Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2019	525	602
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds,
Series 2005, AMT, AMBAC insured, 5.00% 2014 (escrowed to maturity)	1,500	1,512
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,049
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,040
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,775
Santa Cruz County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, 3.00% 2015	1,065	1,100
Santa Cruz County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, 5.00% 2018	300	344
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,918
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,000
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,098
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,024
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,000
		71,901
Colorado 1.14%

Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016 (escrowed to maturity)	1,000	1,111
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,156
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2010-B, 5.00% 2015	1,220	1,259
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,593
		9,119
Connecticut 0.24%

Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,038
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	915	926
		1,964
Bonds, notes & other debt instruments
	Principal amount	Value
Delaware 0.12%	(000)	(000)

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	$ 915	$ 927
District of Columbia 1.00%

Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.72% 2015[1]	2,500	2,508
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,016
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,156
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.70% 2040 (put 2016)[1]	2,300	2,307
		7,987
Florida 8.25%

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,680
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,497
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,052
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,348
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	1,000	1,122
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,934
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,361
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	1,665	1,788
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	890	964
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	1,490	1,615
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,221
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,295	5,805
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	2,002
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.87% 2017[1]	3,800	3,809
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,628
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,150
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,159
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,164
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,192
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,312
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,662
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,440
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2015	1,000	1,052
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,158
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,053
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	804
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	1,014
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,856
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	288
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016	1,250	1,387
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,415
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,092
		66,024
Georgia 1.66%

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2017	850	962
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2018	1,000	1,152
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2019	$ 760	$ 886
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,348
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	570
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,640	1,696
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	1,000	1,085
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,496
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,121
		13,316
Hawaii 0.64%

G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	2,872
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,170
Dept. of Transportation, Aiports Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2019	1,000	1,121
		5,163
Idaho 0.36%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	2,525	2,849
Illinois 6.13%

Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,125
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2014	1,500	1,509
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,031
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (preref. 2015)	900	929
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 4.00% 2015	1,000	1,025
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2010-D, AMT, 5.25% 2018	750	853
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2013-A, AMT, 4.00% 2019	1,925	2,103
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	672
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2006-B, FGIC-National insured, 5.00% 2018	370	403
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2000-A, National insured, 6.25% 2015	1,425	1,525
Education Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,415
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,245
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2013, 5.00% 2019	2,000	2,345
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,902
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,322
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,143
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	576
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,273
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,192
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2019	1,500	1,769
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	2,042
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-A, 5.00% 2016	4,000	4,469
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	1,500	1,668
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 4.00% 2015	500	517
		49,053
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 2.51%	(000)	(000)

Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2016	$1,000	$ 1,101
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,413
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,786
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,090
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,068
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,006
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,012
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,061
Indianapolis Local Public Improvement Bond Bank Rev. Bonds (Waterworks Project),
Series 2009-A, Assured Guaranty insured, 5.00% 2017	1,325	1,471
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,072
		20,080
Kansas 0.03%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2014	225	231
Kentucky 0.03%

Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.738% 2020[1]	230	229
Louisiana 0.42%

Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,165	1,221
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,055
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2017	1,000	1,101
		3,377
Maine 0.37%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,805	1,902
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	1,000	1,048
		2,950
Maryland 0.93%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2014-B, AMT, 3.25% 2044	3,600	3,773
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds
(Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.932% 2038 (put 2017)[1]	1,400	1,405
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,139
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,128
		7,445
Massachusetts 3.13%

Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.70% 2040 (put 2017)[1]	1,000	1,000
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	976
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.67% 2038 (put 2018)[1]	6,110	6,110
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	538
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	$1,000	$ 1,120
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.57% 2015[1]	2,500	2,507
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.64% 2016[1]	2,000	2,007
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.55% 2018[1]	1,000	1,005
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,080	1,167
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 169, 4.00% 2044	1,000	1,085
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	760	784
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	790	817
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,535	2,559
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	702
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2015	360	380
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	2,000	2,331
		25,088
Michigan 3.73%

School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	2,225	2,457
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2016	500	534
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,168
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,073
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,324
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,183
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,124
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(William Beaumont Hospital Obligated Group), Series 2009-V, 6.25% 2014	2,500	2,548
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,152
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.52% 2043 (put 2016)[1]	3,000	3,005
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	2,000	2,130
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,950
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,052
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2019	500	578
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2020	500	579
		29,857
Minnesota 1.00%

General Fund Annual Appropriation Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,246
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,135	1,237
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,500	1,609
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,145	1,176
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,575	1,710
		7,978
Mississippi 0.49%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2019	850	984
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,075	1,162
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,695	1,757
		3,903
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri 1.00%	(000)	(000)

Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	$ 615	$ 627
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	975	1,034
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program),
Series 2009-E-4, 4.25% 2030	840	908
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,430
		7,999
Montana 0.34%

Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	2,630	2,694
Nebraska 0.46%

Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	1,500	1,546
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	2,040	2,128
		3,674
Nevada 2.01%

Clark County, Airport System Rev. Bonds,
Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015 (preref. 2014)	1,000	1,009
Clark County, Airport System Rev. Bonds,
Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017 (preref. 2014)	4,500	4,539
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,292
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,580
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,016
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,184
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,335
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,149
		16,104
New Hampshire 0.28%

Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,234
New Jersey 2.97%

Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured,
Subseries J-5, 5.00% 2029 (preref. 2015)	2,000	2,128
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,672
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,627
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,056
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,747
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,236
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,128
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,169
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.74% 2023 (put 2017)[1]	2,000	2,011
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.80% 2024 (put 2018)[1]	2,000	2,011
		23,785
Bonds, notes & other debt instruments
	Principal amount	Value
New Mexico 0.76%	(000)	(000)

Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	$3,000	$ 3,031
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.886% 2028[1]	220	219
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	1,170	1,251
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,485	1,619
		6,120
New York 9.65%

Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 4.00% 2016	2,555	2,720
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,112
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2014	1,000	1,008
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,638
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,816
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,363
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2018	1,500	1,723
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.87% 2017[1]	2,000	2,010
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2011-A, 4.00% 2014	2,000	2,042
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds,
Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,663
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,147
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	840
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	2,305	2,442
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.67% 2025[1]	5,000	5,000
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,012
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,061
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,061
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,061
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,135
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,157
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.62% 2031[1]	2,500	2,505
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series B, 5.00% 2016	500	541
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,050
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	1,000	1,038
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,347
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,037
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,596
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,136
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,135
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	675	768
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	4,700	5,448
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2015	2,000	2,089
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2019	1,000	1,004
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,900	3,144
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	1,000	1,048
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2015	2,000	2,105
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds,
Series 2005-B-4A, 0.482% 2028 (put 2014)[1]	2,800	2,802
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A, 4.00% 2016	2,000	2,122
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
Series 2009-A-1, 5.00% 2017	2,010	2,317
		77,243
Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina 0.36%	(000)	(000)

Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.86% 2033 (put 2017)[1]	$2,905	$ 2,896
North Dakota 0.46%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,615	3,726
Ohio 2.59%

County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,032
City of Cleveland, Airport System Rev. Bonds, Series 2000-C,
Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,762
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A,
Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,824
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	1,941
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,440	1,548
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	715	771
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,963
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,142
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group),
Series 2013-A, 3.00% 2015	1,250	1,278
Water Dev. Auth., Rev. Ref. Bonds, Series 2012-A, 0.52% 2035 (put 2015)[1]	2,500	2,500
		20,761
Oklahoma 0.40%

Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.92% 2023 (put 2018)[1]	1,840	1,846
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,357
		3,203
Oregon 1.40%

Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,502
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,025
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.00% 2020 (put 2017)[1]	1,500	1,508
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.12% 2022 (put 2018)[1]	3,000	3,016
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2015	1,000	1,055
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2015	2,000	2,110
Tri-County Metropolitan Transportation Dist., Payroll Tax and Grant Receipt Rev. Bonds,
Series 2013, 3.00% 2016	1,000	1,026
		11,242
Pennsylvania 1.86%

Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	1,500	1,776
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,543
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	790
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,096
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2017	2,500	2,777
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,409
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.80% 2018[1]	1,500	1,505
		14,896
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico 0.08%	(000)	(000)

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	$ 620	$ 645
Rhode Island 0.61%

Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,228
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.00% 2015	350	368
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2016	450	493
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2017	700	780
		4,869
South Dakota 0.40%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	900	933
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	550	585
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,575	1,688
		3,206
Tennessee 2.24%

Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. Bonds (Vanderbilt University), Series 2012-B, 0.72% 2038 (put 2017)[1]	1,000	1,005
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,300	1,431
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	920	996
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,395	2,571
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,085	1,144
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,890	1,967
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,000	1,066
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	2,000	2,167
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,073
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,485
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
(Baptist Memorial Health Care), Series 2004-A, 5.00% 2014	1,000	1,016
		17,921
Texas 7.22%

Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015 (escrowed to maturity)	1,820	1,871
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds
(Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	2,285	2,369
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,804
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-E, AMT, 5.00% 2019	2,000	2,314
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2018	1,000	1,158
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2019	500	586
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes,
Series 2014-A, 3.00% 2016	8,150	8,663
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.71% 2021 (put 2015)[1]	1,000	1,003
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.65% 2048 (put 2017)[1]	2,000	2,008
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,055
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,145
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.87% 2034 (put 2017)[1]	$2,450	$ 2,472
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-C, 0.72% 2034 (put 2016)[1]	1,000	1,004
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,190
City of Houston, Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2011-A, 5.00% 2014	1,000	1,016
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,171
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 1.00% 2035 (put 2014)	6,000	6,004
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,498
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.90% 2050 (put 2019)[1]	1,300	1,300
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,375
Northside Independent School Dist., Unlimited Tax Ref. Bonds, Series 2011-A, 1.35% 2039 (put 2014)	1,930	1,932
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds,
Series 2010-A, 5.00% 2014	2,000	2,017
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,184
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds,
Series 2012, AMT, 5.00% 2018	1,515	1,701
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,202
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,002
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,040
Transportation Commission, State Highway Fund Rev. Bonds, Series 2014-B, 0.80% 2032 (put 2017)[1]	1,600	1,601
		57,837
Utah 0.29%

Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	2,000	2,310
Vermont 0.46%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.728% 2022[1]	3,665	3,673
Virginia 0.84%

Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2013-A, 5.00% 2020	3,000	3,568
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	3,080	3,194
		6,762
Washington 3.20%

Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,719
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2015	1,250	1,321
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,677
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,312
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,750	2,023
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,419
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds,
Series 2011-I, 5.00% 2017 (escrowed to maturity)	1,250	1,396
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,344
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2019	500	580
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	578
Bonds, notes & other debt instruments
	Principal amount	Value
Washington (continued)	(000)	(000)

Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	$ 570	$ 591
Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	1,460	1,516
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	865	894
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,063
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,153
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,000	1,058
		25,644
Wisconsin 1.17%

Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,109
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 4.00% 2015	600	624
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,216
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,414
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,008
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,243
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 4.00% 2016	680	725
		9,339
Total bonds, notes & other debt instruments (cost: $670,373,000)		679,788
Short-term securities 15.03%

State of Arizona, Maricopa County, Pollution Control Corp., Pollution Control Rev. Ref. Bonds
(Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.08% 2029[1]	5,000	5,000
State of California, Antelope Valley-East Kern Water Agcy.,
Series 2008-A2, Wells Fargo & Co. LOC, 0.10% 2037[1]	1,000	1,000
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 6/23/2014	15,000	15,042
State of California, Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research)
Series 2001, U.S. Bank LOC, 0.10% 2037[1]	12,000	12,000
State of California, Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.07% 2041[1]	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2011-B, Wells Fargo LOC, 0.07% 2044[1]	800	800
State of Illinois, City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds,
Series 2004-C-2, AMT, Wells Fargo & Co. LOC, 0.15% 2035[1]	2,330	2,330
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System),
Series 2009-B, JPMorgan Chase LOC, 0.08% 2035[1]	950	950
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.09% 2038[1]	1,500	1,500
State of Kentucky, County of Trimble, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.08% 2038[1]	1,995	1,995
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.07% 2026[1]	1,800	1,800
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.09% 2037[1]	1,905	1,905
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue),
Series 99-R, 0.05% 2049[1]	1,365	1,365
State of Minnesota, City of Minneapolis and Housing and Redev. Auth. of the City of Saint Paul,
Health Care System Demand Rev. Ref. Bonds (Allina Health System),
Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2035[1]	200	200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-C, 0.07% 2030[1]	4,200	4,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-F, 0.07% 2030[1]	1,900	1,900
	Principal amount	Value
Short-term securities	(000)	(000)

State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-B, 0.08% 2030[1]	$ 1,000	$ 1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-K, 0.07% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2011-A, 0.07% 2035[1]	6,445	6,445
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.07% 2023[1]	1,800	1,800
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.08% 2030[1]	4,600	4,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-D, 0.07% 2030[1]	5,700	5,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2003-B, 0.07% 2033[1]	3,550	3,550
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.08% 2034[1]	1,745	1,745
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.07% 2035[1]	1,850	1,850
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.08% 2031[1]	1,900	1,900
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.08% 2041[1]	500	500
State of New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds,
Series 2006-A, Wells Fargo & Co. LOC, 0.10% 2036[1]	2,700	2,700
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.08% 2038[1]	2,000	2,000
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.06% 2042[1]	300	300
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	20,000	20,123
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.08% 2025[1]	3,500	3,500
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project),
Series 1987-C, AMT, 0.07% 2017[1]	4,900	4,900
State of Virginia, Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds
(Inova Health System Project), Series 2005-C-1, 0.08% 2026[1]	2,200	2,200
Total short-term securities (cost: $120,292,000)		120,300
Total investment securities (cost: $790,665,000)		800,088
Other assets less liabilities		490
Net assets		$800,578

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 10,115
Gross unrealized depreciation on investment securities	(690)
Net unrealized appreciation on investment securities	9,425
Cost of investment securities for federal income tax purposes	790,663

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-039-0614O-S37752

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 27, 2014